Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,746,000
Previously Paid Amount	0.00
Total Fee Amount	931.62
Total Offset Amount	0.00
Net Fee	931.62
Narrative - Max Aggregate Offering Price	$ 6,746,000
Final Prospectus	true